Finance Income and Costs	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Finance Income and Costs
17)	FINANCE INCOME AND COSTS

	For the year ended March 31
Particulars	2017	2018	2019
Recognized in profit or loss
Interest income on term deposits	2,208	4,503	4,876
Other interest income	633	686	1,583
Net gain on change in fair value of derivative financial instrument	42,427	—	—
Finance income	45,268	5,189	6,459
Interest expense on financial liabilities measured at amortised cost	8,574	422	299
Change in financial liability	2	—	—
Net foreign exchange loss	1,669	2,386	9,783
Impairment loss on trade and other receivables	1,771	604	816
Finance and other charges	6,273	489	431
Finance costs	18,289	3,901	11,329
Net finance income (costs) recognized in profit or loss	26,979	1,288	(4,870)